Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Fair Value Disclosures [Abstract]
Credit risk due to loss on fair value of financial instruments	$ 61,039,355	$ 71,619,120